Cover	Mar. 29, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	CUE HEALTH INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	27-1562193
Entity Address, Address Line One	4980 Carroll Canyon Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	412-8151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	HLTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001628945
Amendment Flag	false